SCHEDULE OF STOCK OPTION EXPENSE (Details) - Share-based Payment Arrangement, Option [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense	$ 2,926,464	$ 219,264	$ 17,003,231	$ 441,145	$ 691,701	$ 1,628,523
Unrecognized expense	24,799,017		$ 24,799,017		$ 96,555
Weighted average remaining amortization period (years)			2 years 3 months 18 days		9 months 18 days
Consulting Expenses [Member]
Stock-based compensation expense		33,589		67,178	$ 110,557	539,690
Unrecognized expense
Research and Development Expense [Member]
Stock-based compensation expense	24,304	59,195	49,425	121,007	177,281	417,838
Unrecognized expense	32,055		$ 32,055		$ 81,482
Weighted average remaining amortization period (years)			3 months 18 days		9 months 18 days
General and Administrative Expense [Member]
Stock-based compensation expense	2,902,160	$ 126,480	$ 16,953,806	$ 252,960	$ 403,863	$ 670,995
Unrecognized expense	$ 24,766,962		$ 24,766,962		$ 15,073
Weighted average remaining amortization period (years)			2 years 3 months 18 days		9 months 18 days